Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 206,436	$ 216,448	$ 213,056
Amortization expense related to computer software costs	17,200	13,900	9,300
Unamortized balance of computer software to be sold, leased or marketed	100,500	95,500
Repairs and maintenance expense	12,100	12,700	13,000
Assets acquired under capital leases
Property, Plant and Equipment [Line Items]
Depreciation and amortization	87,900	82,500	75,100
Computer software
Property, Plant and Equipment [Line Items]
Asset impairment charges	7,900
Strategic Shifts | Computer software
Property, Plant and Equipment [Line Items]
Asset impairment charges	6,300
2017 Restructuring | Computer software
Property, Plant and Equipment [Line Items]
Asset impairment charges	$ 1,600
2016 Restructuring | Computer software
Property, Plant and Equipment [Line Items]
Asset impairment charges			1,500
2016 Restructuring | Computer software to be sold, leased or marketed
Property, Plant and Equipment [Line Items]
Asset impairment charges			7,500
2016 Restructuring | Machinery and equipment
Property, Plant and Equipment [Line Items]
Asset impairment charges			1,700
2016 Restructuring | Furniture and office equipment
Property, Plant and Equipment [Line Items]
Asset impairment charges			100
2016 Restructuring | Buildings and improvements
Property, Plant and Equipment [Line Items]
Asset impairment charges			100
2016 Restructuring | Fixed Asset Abandonment
Property, Plant and Equipment [Line Items]
Asset impairment charges		$ 10,900	$ 10,900